SHARE CAPITAL AND SHAREBASED PAYMENTS (Tables)	9 Months Ended
Sep. 30, 2024
SHARE CAPITAL AND SHAREBASED PAYMENTS
Schedule Of Stock Options
	Underlying Shares	Weighted Average Exercise Price (C$)

Stock options outstanding, January 1, 2023	4,256,000	$1.36
Granted	2,545,000	$1.12
Expired	(105,000)	$1.30
Cancelled / Forfeited	(30,000)	$1.40
Stock options outstanding, December 31, 2023	6,666,000	$1.27
Granted	2,500,000	$0.78
Exercised	(561,000)	$0.90
Cancelled / Forfeited	(190,000)	$1.26
Stock options outstanding, September 30, 2024	8,415,000	$1.15
Stock options exercisable, September 30, 2024	7,165,000	$1.21

Schedule Of Stock Options Outstanding And Exercisable
		Outstanding		Exercisable
Expiry Date	Price (C$)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Remaining Contractual Life (Years)
August 4, 2025	$1.64	1,620,000	0.84	1,620,000	0.84
March 25, 2027	$1.20	2,195,000	2.48	2,195,000	2.48
May 4, 2027	$0.92	25,000	2.59	25,000	2.59
March 29, 2028	$1.12	2,180,000	3.50	2,180,000	3.50
July 10, 2028	$1.12	150,000	3.78	150,000	3.78
March 25, 2029	$0.78	2,245,000	4.48	995,000	4.48

		8,415,000	2.99	7,165,000	2.10

Schedule of fair value of the stock options was calculated using the Black-Scholes model
	September 30, 2024	December 31, 2023
Weighted average assumptions:
Risk-free interest rate	3.51%	3.10%
Expected dividend yield	0%	0%
Expected warrant life (years)	5	5
Expected stock price volatility	60.73%	61.10%
Expected forfeiture rate	15%	17%
Weighted average fair value	C$0.43	C$0.60

Schedule Of Rsu Outstanding
	Underlying Shares	Weighted Average Price (C$)

RSUs outstanding, January 1, 2023	2,190,666	$1.27
Granted	1,878,320	$1.11
Exercised	(1,005,334)	$1.37
Cancelled / Forfeited	(68,943)	$1.14
RSUs outstanding, December 31, 2023	2,994,709	$1.03
Granted	1,881,000	$1.02
Exercised	(1,197,709)	$1.15
Cancelled / Forfeited	(137,132)	$1.08
RSUs outstanding, September 30, 2024	3,540,868	$1.08

Schedule of summarizes information about the RSUs
Issuance Date	Price (C$)	Number of RSUs Outstanding
March 25, 2022	$1.19	556,539
March 29, 2023	$1.12	1,124,288
July 10, 2023	$0.94	50,000
April 1, 2024	$1.02	1,810,041
		3,540,868

Schedule Of Basic Earnings Per Share And Diluted Earnings Per Share
	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Net income (loss) for the period	$1,169	$(803)	$3,008	$(21)
Basic weighted average number of shares outstanding	135,070,079	122,433,272	132,925,193	120,093,760
Effect of dilutive share options, warrants, and RSUs	5,359,782	-	5,798,710	-
Diluted weighted average number of shares outstanding	140,429,861	122,433,272	138,723,903	120,093,760
Basic income (loss) per share	$0.01	$(0.01)	$0.02	$(0.00)
Diluted income (loss) per share	$0.01	$(0.01)	$0.02	$(0.00)